Lease Intangibles - Additional Information (Detail) (USD $)	9 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Prior period reclassification adjustment of lease intangibles and accounts payable and accrued liabilities	$ 649,192
Impact to net income	$ 0